Employee benefit plans - Financial Position of Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension benefit cost included in employee benefit plans liability	$ (117,203)	$ (128,798)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	148,966	179,613	$ 178,068
Change in projected benefit obligation
Projected benefit obligation at beginning of year	179,613	178,068	166,815
Service cost	0	0	0
Interest cost	4,971	5,361	5,781
Benefits paid	(17,274)	(13,444)	(10,477)
Prior service cost	212	0	0
Settlement and curtailment of liability	(1,825)	(6,108)	0
Actuarial (gain) loss	(12,423)	7,384	30,953
Foreign exchange translation adjustment	(4,308)	8,352	(15,004)
Projected benefit obligation at end of year	148,966	179,613	178,068
Change in plan assets
Fair value of plan assets at beginning of year	185,495	172,206	179,961
Actual return on plan assets	(11,618)	14,801	18,615
Employer contribution	3,653	8,448	678
Plan settlement	(1,608)	(5,123)	0
Benefits paid	(17,274)	(13,444)	(10,477)
Foreign exchange translation adjustment	(4,497)	8,607	(16,571)
Fair value of plan assets at end of year	154,151	185,495	172,206
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	5,185	6,993	7,771
Accrued pension benefit cost included in employee benefit plans liability	0	(1,111)	(13,633)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	5,185	5,882	(5,862)
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	117,203	127,687	126,334
Change in projected benefit obligation
Projected benefit obligation at beginning of year	127,687	126,334	119,107
Service cost	63	64	118
Interest cost	4,305	4,703	4,792
Benefits paid	(3,263)	(2,118)	(3,594)
Prior service cost	0	0	0
Settlement and curtailment of liability	0	0	0
Actuarial (gain) loss	(11,589)	(1,296)	5,911
Foreign exchange translation adjustment	0	0	0
Projected benefit obligation at end of year	117,203	127,687	126,334
Change in plan assets
Fair value of plan assets at beginning of year	0	0	0
Actual return on plan assets	0	0	0
Employer contribution	3,263	2,118	3,594
Plan settlement	0	0	0
Benefits paid	(3,263)	(2,118)	(3,594)
Foreign exchange translation adjustment	0	0	0
Fair value of plan assets at end of year	0	0	0
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	0	0	0
Accrued pension benefit cost included in employee benefit plans liability	(117,203)	(127,687)	(126,334)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	$ (117,203)	$ (127,687)	$ (126,334)